FAIR VALUE AND FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value and Financial Instruments [Abstract]
Revaluations related to contingent consideration associated with asset acquisitions	$ 0	$ 1,036	$ 9,482
Revaluation of contingent consideration	$ 0	0	$ 8,963
Carbon
Disclosure of fair value measurement of liabilities [line items]
Contingent consideration payments, business combination		15,000
EQT
Disclosure of fair value measurement of liabilities [line items]
Contingent consideration payments, asset acquisition		$ 8,547